Subordinated liabilities	12 Months Ended
Dec. 31, 2017
Subordinated liabilities
Subordinated liabilities

24 Subordinated liabilities

	Group		Bank
	2017	2016	2017	2016
	£m	£m	£m	£m
Dated loan capital	3,321	4,626	3,313	3,324
Undated loan capital	2,291	2,331	2,184	2,228
Preference shares	143	338	143	338

	5,755	7,295	5,640	5,890

The following tables analyse the remaining contractual maturity of subordinated liabilities by the final redemption date and by the next call date.

	Group
	2018	2019	2020-2022	2023-2027	Thereafter	Perpetual	Total
2017 - final redemption	£m	£m	£m	£m	£m	£m	£m
Sterling	18	1,000	299	1,998	—	1,632	4,947
US dollar	2	—	—	—	—	524	526
Euro	1	—	—	—	—	273	274
Other	—	—	—	—	—	8	8

	21	1,000	299	1,998	—	2,437	5,755

	Group
	Currently	2018	2019	2020-2022	2023-2027	Thereafter	Perpetual	Total
2017 - call date	£m	£m	£m	£m	£m	£m	£m	£m
Sterling	701	3,718	—	387	—	—	141	4,947
US dollar	—	526	—	—	—	—	—	526
Euro	—	158	9	—	—	—	107	274
Other	—	—	8	—	—	—	—	8

	701	4,402	17	387	—	—	248	5,755

	Group
	2017	2018	2019-2021	2022-2026	Thereafter	Perpetual	Total
2016 - final redemption	£m	£m	£m	£m	£m	£m	£m
Sterling	19	—	1,408	2,030	—	1,617	5,074
US dollar	6	325	—	—	—	777	1,108
Euro	344	—	154	343	—	264	1,105
Other	—	—	—	—	—	8	8

	369	325	1,562	2,373	—	2,666	7,295

	Group
	Currently	2017	2018	2019-2021	2022-2026	Thereafter	Perpetual	Total
2016 - call date	£m	£m	£m	£m	£m	£m	£m	£m
Sterling	1,689	18	2,700	408	89	—	170	5,074
US dollar	1,108	—	—	—	—	—	—	1,108
Euro	162	343	—	154	326	—	120	1,105
Other	8	—	—	—	—	—	—	8

	2,967	361	2,700	562	415	—	290	7,295

	Bank
	2018	2019	2020-2022	2023-2027	Thereafter	Perpetual	Total
2017 - final redemption	£m	£m	£m	£m	£m	£m	£m
Sterling	18	1,000	299	2,000	—	1,630	4,947
US dollar	2	—	—	—	—	524	526
Euro	1	—	—	—	—	166	167

	21	1,000	299	2,000	—	2,320	5,640

	Bank
	Currently	2018	2019	2020-2022	2023-2027	Thereafter	Perpetual	Total
2017 - call date	£m	£m	£m	£m	£m	£m	£m	£m
Sterling	701	3,718	—	388	—	—	140	4,947
US dollar	—	526	—	—	—	—	—	526
Euro	—	167	—	—	—	—	—	167

	701	4,411	—	388	—	—	140	5,640

	Bank
	2017	2018	2019-2021	2022-2026	Thereafter	Perpetual	Total
2016 - final redemption	£m	£m	£m	£m	£m	£m	£m
Sterling	18	—	1,310	2,001	—	1,628	4,957
US dollar	6	—	—	—	—	765	771
Euro	1	—	—	—	—	161	162

	25	—	1,310	2,001	—	2,554	5,890

	Bank
	Currently	2017	2018	2019-2021	2022-2026	Thereafter	Perpetual	Total
2016 - call date	£m	£m	£m	£m	£m	£m	£m	£m
Sterling	1,700	18	2,701	309	89	—	140	4,957
US dollar	771	—	—	—	—	—	—	771
Euro	162	—	—	—	—	—	—	162

	2,633	18	2,701	309	89	—	140	5,890

	Capital	2017	2016
Transfers from fellow subsidiaries	treatment	£m	£m
National Westminster Bank Plc
SEK 3 million dated notes (1)	Tier 1	—	8
Note:
(1)	Nordisk Issuance - transferred from RBS to NatWest in 2016 in preparation for ring-fencing.

	Capital	2017	2016
Redemptions in the period (values as at date of transaction)	treatment	£m	£m
National Westminster Bank Plc
US$ 300 million 8.6250% non-cumulative preference shares (callable)	Tier 1	178	—

Coutts & Company
€20 million floating rate subordinated loan capital 2023	Tier 2	18	—
£30 million floating rate subordinated loan capital - 2023	Tier 2	30	—
£13.3 million 0.7294% undated subordinated notes	Tier 2	13	—
US$ 15 million 0.4691% undated subordinated notes	Tier 2	11	—

Ulster Bank Limited
£100 million floating rate subordinated loan capital 2019	Tier 2	100	—
€120 million perpetual floating rate notes 2020	Tier 2	107	—
€60 million perpetual floating rate notes 2020	Tier 2	53	—
€280 million subordinated loan capital December 2022	Tier 2	249	—
€400 million subordinated loan December 2017	Tier 2	355	—

		1,114	—

	Capital	2017	2016
Dated loan capital	treatment	£m	£m
National Westminster Bank Plc
£300 million 6.50% notes 2021 (not callable)	Tier 2	305	315
£2,000 million floating rate notes 2023 (callable January 2018)	Tier 2	2,008	2,009
£1,000 million floating rate notes 2019 (callable quarterly)	Tier 2	1,000	1,000

		3,313	3,324

Notes:

(1)

In the event of certain changes in tax laws, dated loan capital issues may be redeemed in whole, but not in part, at the option of the issuer, at the principal amount thereof plus accrued interest, subject to prior regulatory approval.

(2)	Except as stated above, claims in respect of the Group’s dated loan capital are subordinated to the claims of other creditors. None of the Group’s dated loan capital is secured.
(3)	Interest on all floating rate subordinated notes is calculated by reference to market rates.

	Capital	2017	2016
Undated loan capital	treatment	£m	£m
National Westminster Bank Plc
US$193 million floating rate notes (callable semi-annually)	Tier 2	144	157
US$229 million floating rate notes (callable semi-annually)	Tier 2	171	187
US$285 million floating rate notes (callable semi-annually)	Tier 2	211	232
€178 million floating rate notes (callable quarterly)	Tier 2	158	153
€100 million floating rate notes (callable quarterly)	Tier 2	9	9
£53 million 7.125% notes (callable every five years from October 2022)	Tier 2	55	55
£35 million 11.50% notes (callable December 2022) (1)	Tier 2	35	35
£700 million floating rate notes (callable every five years from January 2018)	Tier 2	700	700
£700 million floating rate notes (callable quarterly from September 2016)	Tier 2	701	700

		2,184	2,228

Notes:

(1)	Exchangeable at the option of the issuer into 8.392% (gross) non-cumulative preference shares of £1 each of National Westminster Bank Plc at any time.
(2)	The company can satisfy interest payment obligations by issuing sufficient ordinary shares to appointed Trustees to enable them, on selling these shares, to settle the interest payment.
(3)	Except as stated above, claims in respect of the Group’s undated loan capital are subordinated to the claims of other creditors. None of the Group’s undated loan capital is secured.
(4)

In the event of certain changes in tax laws, undated loan capital issues may be redeemed in whole, but not in part, at the option of the Group, at the principal amount thereof plus accrued interest, subject to prior regulatory approval.

(5)	Interest on all floating rate subordinated notes is calculated by reference to market rates.

	Capital	2017	2016
Preference shares (1)	treatment	£m	£m
National Westminster Bank Plc
£140 million 9.00% Series A non-cumulative preference shares of £1 (not callable)	Tier 1	143	143
US$300 million 8.625% Series C non-cumulative preference shares of US$25
(callable quarterly)	Tier 1	—	195

		143	338

Note:

(1)	Further details of the contractual terms of the preference shares are given in Note 25.

The Group has now resumed payments on all discretionary non-equity capital instruments following the end of the European Commission ban in 2012. Future coupons and dividends on hybrid capital instruments will only be paid subject to, and in accordance with, the terms of the relevant instruments.

The preference shares issued by the company are classified as liabilities; these securities remain subject to the capital maintenance rules of the Companies Act 2006.